Loss Per Common Share (Detail Textuals) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released			400	600
Weighted-average basic and diluted shares	23,340	11,506	22,859	8,968
Employee Stock Ownership Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average basic and diluted shares	400	500